Summary of Significant Policies and Basis of Preparation (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Summary of Significant Policies and Basis of Preparation (Abstract)
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Advertising Expense		$ 0